INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income before income taxes

(millions)	2019	2018	2017
United States	$787.1	$690.1	$818.1
International	944.4	897.0	741.9
Total	$1,731.5	$1,587.1	$1,560.0

Provision (benefit) for income taxes

(millions)	2019	2018	2017
Federal and state	$134.4	$105.1	$217.1
International	176.3	93.5	331.2
Total current	310.7	198.6	548.3
Federal and state	37.9	52.7	(328.0)
International	(60.0)	69.9	(30.5)
Total deferred	(22.1)	122.6	(358.5)
Provision for income taxes	$288.6	$321.2	$189.8

Net deferred tax assets and deferred tax liabilities

December 31 (millions)	2019	2018
Deferred tax assets
Other accrued liabilities	$127.5	$117.9
Loss carryforwards	48.0	195.9
Share-based compensation	55.0	58.3
Pension and other comprehensive income	207.4	145.5
Lease liability	104.8	-
Other, net	76.2	64.1
Valuation allowance	(24.5)	(161.5)
Total deferred tax assets	594.4	420.2
Deferred tax liabilities
Property, plant and equipment basis differences	(258.1)	(226.7)
Intangible assets	(569.9)	(594.2)
Lease asset	(105.2)	-
Other, net	(62.3)	(44.7)
Total deferred tax liabilities	(995.5)	(865.6)
Net deferred tax liabilities balance	$(401.1)	$(445.4)

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2019	2018	2017
Statutory U.S. rate	21.0%	21.0%	35.0%
One-time transition tax	(0.2)	4.2	10.3
State income taxes, net of federal benefit	1.8	1.2	0.4
Foreign operations	5.5	(15.5)	(7.0)
Domestic manufacturing deduction	-	-	(2.3)
R&D credit	(1.0)	(1.0)	(0.9)
Change in valuation allowance	(8.2)	10.3	-
Audit settlements and refunds	(0.2)	(0.8)	(0.2)
Excess stock benefits	(2.4)	(1.7)	(2.5)
Change in federal tax rate (deferred taxes)	-	(0.7)	(20.6)
Prior year adjustments	-	2.9	-
Other, net	0.4	0.3	-
Effective income tax rate	16.7%	20.2%	12.2%

Reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits

(millions)	2019	2018	2017
Balance at beginning of year	$49.0	$60.6	$75.9
Additions based on tax positions related to the current year	2.1	3.0	3.2
Additions for tax positions of prior years	1.0	2.0	-
Reductions for tax positions of prior years	(18.4)	(8.7)	(4.9)
Reductions for tax positions due to statute of limitations	(5.7)	(5.8)	(14.0)
Settlements	(0.6)	(0.8)	(10.8)
Assumed in connection with acquisitions	-	-	9.1
Foreign currency translation	(0.4)	(1.3)	2.1
Balance at end of year	$27.0	$49.0	$60.6